Inventory, net (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2014
Dual Stage Ultrafilter [Member]
Financing Receivable, Impaired [Line Items]
Inventory Write-down	$ 66,000
Point of use [Member]
Financing Receivable, Impaired [Line Items]
Inventory Write-down	$ 216,000